Financial Risk Management (Details) - Schedule of Strengthened or Weakened Against the Peruvian Sol - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
USD (5% movement) [Member] | U.S. Dollars [Member]
Financial Risk Management (Details) - Schedule of Strengthened or Weakened Against the Peruvian Sol [Line Items]
Strengthening	$ (1,158)	$ (13)	$ (2,361)
Weakening	1,158	13	2,361
USD (5% movement) [Member] | Chilean Peso [Member]
Financial Risk Management (Details) - Schedule of Strengthened or Weakened Against the Peruvian Sol [Line Items]
Strengthening	5,225	28,400
Weakening	(4,144)	(29,800)
USD (10% movement) [Member] | U.S. Dollars [Member]
Financial Risk Management (Details) - Schedule of Strengthened or Weakened Against the Peruvian Sol [Line Items]
Strengthening	(2,316)	(27)	(4,721)
Weakening	2,316	27	$ 4,721
USD (10% movement) [Member] | Chilean Peso [Member]
Financial Risk Management (Details) - Schedule of Strengthened or Weakened Against the Peruvian Sol [Line Items]
Strengthening	11,350	56,400
Weakening	$ (7,431)	$ (62,000)